Expense Example - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - Fidelity Advisor Multi-Asset Income Fund - Fidelity Multi-Asset Income Fund	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930